Note 13 - Loss Per Common Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended
(In thousands )	June 30, 2018	June 24, 2017
(in thousands):
Common shares issuable upon exercise of stock options	1,498	1,104
Restricted stock awards	262	350
Issuable shares for interest on loan	25	60
Common shares issuable upon conversion of convertible preferred stock	7,113	1,853
Common shares issuable upon exercise of warrants	3,960	3,737

Stock options not included in computation that could potentially dilute EPS in the future	1,479	1,105
Restricted stock awards not included in computation that could potentially dilute EPS in the future	300	—
Convertible preferred stock not included in computation that could potentially dilute EPS in the future	1,858	1,853
Warrants not included in computation that could potentially dilute EPS in the future	3,960	3,737
	7,597	6,695